Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Inventory Disclosure [Abstract]
Raw materials and components	$ 9,598	$ 8,275
Products in process	9,013	11,263
Finished products	7,710	5,911
Inventories	$ 26,321	$ 25,449